SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) (RSUs [Member], USD $)	6 Months Ended
Jun. 30, 2014
RSUs [Member]
Number of Shares:
Outstanding, beginning balance
Perion acquisition	200,000
Granted	1,261,400
Forfeited	(18,950)
Outstanding, ending balance	1,442,450
Weighted average fair value:
Outstanding, beginning balance
Perion acquisition	$ 10.85
Granted	$ 12.64
Forfeited	$ 12.64
Outstanding, ending balance	$ 12.39